Fair Value Measurements Narrative (Details) (USD $)	3 Months Ended				39 Months Ended			3 Months Ended		120 Months Ended			132 Months Ended	300 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013 SunTrust Acquisition [Member]	Apr. 13, 2017 Acquisition-related Future Consideration Liabilities [Member] Minimum [Member]	Apr. 13, 2017 Acquisition-related Future Consideration Liabilities [Member] Maximum [Member]	Apr. 13, 2017 Acquisition-related Future Consideration Liabilities [Member] Weighted Average [Member]	Sep. 30, 2013 Equity Method Investee [Member]	Dec. 31, 2012 Equity Method Investee [Member]	Dec. 31, 2022 10-year compounded annual growth rate [Member] Equity Method Investee [Member]	Sep. 30, 2023 10-year compounded annual growth rate [Member] Equity Method Investee [Member] Minimum [Member]	Sep. 30, 2023 10-year compounded annual growth rate [Member] Equity Method Investee [Member] Maximum [Member]	Dec. 31, 2033 Terminal Growth Rate [Member] Equity Method Investee [Member]	Sep. 30, 2048 Terminal Growth Rate [Member] Equity Method Investee [Member]	Dec. 31, 2013 Other Current Liabilities [Member]	Dec. 31, 2013 Other Current Liabilities [Member] SunTrust Acquisition [Member]	Dec. 31, 2013 Liabilities Non-current [Member]	Dec. 31, 2013 Liabilities Non-current [Member] SunTrust Acquisition [Member]	Dec. 31, 2013 Consolidated feeder fund investment in offshore master investment fund [Member]	Dec. 31, 2012 Consolidated feeder fund investment in offshore master investment fund [Member]	Dec. 31, 2013 Corporate Debt Securities [Member]	Dec. 31, 2012 Corporate Debt Securities [Member]
Cash and cash equivalents invested in money market funds	$ 94,400,000		$ 60,200,000
Investments transferred from Level 1 to Level 2	100,000		2,000,000
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	300,000
Trading Securities	58,300,000		55,000,000																2,500,000	12,100,000	36,500,000	28,400,000
Interest Rate Swap	5,061,000		11,178,000												4,600,000		500,000
Fair value of acquisition-related future consideration liabilities	6,489,000		11,759,000	4,400,000											3,200,000	2,300,000	3,300,000	2,100,000
Fair Value Inputs Estimated Rate of Change for Underlying Assets Under Management					(5.00%)	6.00%	3.00%			15.00%	0.00%	9.00%	3.00%	3.00%
Fair Value Inputs Estimate of Impact of Fee Waiver					0.02%	0.03%	0.02%
Fair Value Inputs, Discount Rate					16.00%	19.00%	16.00%	17.00%	17.00%
Ownership interest in equity-method investment	12.00%
Equity Method Investment Impairment	600,000	3,100,000	3,000,000
Equity Method Investments		$ 600,000	$ 3,800,000